Bingham McCutchen LLP
                               One Federal Street
                          Boston, Massachusetts 02110




October 28, 2009



VIA EDGAR
---------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:  Pioneer Series Trust III (File Nos. 333-120144 and 811-21664)

Ladies and Gentlemen:

     On behalf of Pioneer Series Trust III, a Delaware statutory trust (the "Trust"), we are hereby filing Post-Effective Amendment No. 6 (the "Amendment") to the Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), relating to Pioneer Cullen Value Fund (the "Fund"), a series of the Trust.

     The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act, and is to be effective on November 1, 2009, for the purpose of including the financial statements of the Fund and for making various other related changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.

     Please contact the undersigned at 617-951-8458 or Toby R. Serkin at 617-951-8760 with any questions or comments relating to the filing.

Very truly yours,



/s/Jeremy B. Kantrowitz, Esq.
-----------------------------
   Jeremy B. Kantrowitz, Esq.


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.